Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax provision:
U.S. federal	$ 5,426	$ 9,282	$ 7,441
Foreign	8	246	42
State	1,403	1,587	1,619
Total current income tax provision	6,837	11,115	9,102
Deferred income tax (benefit)/provision:
U.S. federal	(3,863)	(3,667)	348
State	835	(306)	(204)
Total deferred income tax (benefit)/provision	(3,027)	(3,973)	144
Total income tax provision	$ 3,809	$ 7,142	$ 9,246